Debt securities in issue	12 Months Ended
Dec. 31, 2024
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

26	Debt securities in issue

HSBC
	2024	2023
	$m	$m
Bonds and medium-term notes	163,903	160,632
Other debt securities in issue	41,661	37,115
Total debt securities in issue	205,564	197,747
Included within:
– trading liabilities (Note 24)	(73)	(27)
– financial liabilities designated at fair value (Note 25)	(99,706)	(103,803)
At 31 Dec	105,785	93,917

HSBC Holdings
	2024	2023
	$m	$m
Debt securities	97,588	100,428
Included within:
– financial liabilities designated at fair value (Note 25)	(33,268)	(35,189)
At 31 Dec	64,320	65,239